Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

16. SEGMENT INFORMATION

The Company follows the provisions of ASC 280, Segment Reporting, which establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.

Pre-2010 Reorganization

The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. Prior to the disposal of the WVAS and recorded music businesses in August 2010 (Note 2(1)), which have been presented as discontinued operations for all the periods presented herein, the Company operated and managed two principal operating segments (each of which were reportable segments), WVAS and Recorded Music. The WVAS were delivered through the 2.5G mobile networks, which comprise Wireless Application Protocol (“WAP”) services, Multimedia Messaging Services (“MMS”), Java™ services, and WEB, and through 2G technology platforms, which comprise Short Messaging Services (“SMS”), Interactive Voice Response services (“IVR”), and Color Ring Back Tones (“CRBT”). Recorded Music services were delivered through the Company’s majority-controlled music companies and their parent company, Hurray Digital Media Technology Co., Ltd., which contracted with music artists and composers to perform and produce music. Corporate assets are related to the bank balances of overseas companies that are not directly attributable to the reportable segments. The Company uses gross profit as the key performance measure of each reportable segment. Corporate expenses are not allocated to each segment.

The financial information for the business segments which were disposed of in 2010 (Note 2(1)) and included in discontinued operations reflects that information which is specifically identifiable or which is allocated based on an internal allocation method. Selected financial information by reportable segments is as follows.

Total assets by reportable segment	December 31, 2009	December 31, 2010
WVAS	24,400,482	—
Recorded music	9,863,363	—
Corporate assets	33,904,432	—

Total assets	68,168,277	—

Capital expenditures for additions to long-lived assets by reportable segment	Year ended December 31, 2009	Year ended December 31, 2010
WVAS	599,254	402,710
Recorded music	79,028	84,613

Total capital expenditures	678,282	487,323

Revenues, cost of revenues, and gross profit by reportable segment	Year ended December 31, 2009	Year ended December 31, 2010
Revenues
WVAS	20,169,110	5,385,985
Recorded music	14,473,185	9,458,423

Total revenues	34,642,295	14,844,408

Cost of revenues
WVAS	15,331,675	3,799,581
Recorded music	12,625,139	6,118,305

Total cost of revenues	27,956,814	9,917,886

Gross profit
WVAS	4,837,435	1,586,404
Recorded music	1,848,046	3,340,118

Total gross profit	6,685,481	4,926,522

Revenues from the WVAS segment by product and service are shown in the table below:

	Year ended December 31, 2009	Year ended December 31, 2010
Revenues
SMS	5,307,435	456,968
IVR	3,943,733	545,890
RBT	4,447,918	2,493,929

2G revenues	13,699,086	3,496,787

WAP	3,145,885	565,205
MMS	1,692,585	170,281
JAVA	1,541,618	902,194
WEB	11,794	—

2.5G revenues	6,391,882	1,637,680

Other revenues	78,142	251,518

Total WVAS revenue	20,169,110	5,385,985

Recorded music revenue	14,473,185	9,458,423

Total revenues	34,642,295	14,844,408

For recorded music revenue included in discontinued operations, the Company cannot break down the revenue by service or product line without undue costs.

Post-2010 Reorganization

Following the 2010 Reorganization (the disposal of the WVAS and recorded music businesses (Note 2(1)) in August 2010 presented in discontinued operations for all the periods presented herein), the Company has only one operating segment (and reportable segment) made up of Ku6’s online advertising business (“Online Advertising”), which is presented in the continuing operations section of our consolidated statement of operations.

Geographic Information

The Company primarily operates in the PRC and all of the Company’s long-lived assets are located in the PRC. Accordingly, enterprise-wide disclosures are not necessary.